General information	6 Months Ended
Jun. 30, 2024
General Information And Significant Events Of Period
General information

Note 1	General information
1.1 Corporate Information
Valneva SE (the Company) together with its subsidiaries (the Group or Valneva) is a company focused on the development and commercialization of prophylactic vaccines for infectious diseases with significant unmet medical needs.
The Company takes a highly specialized and targeted approach, applying deep expertise across multiple vaccine modalities, focused on providing either first-, best- or only-in-class vaccine solutions. The Group has a strong track record of advancing multiple vaccines from early R&D to approval.
Valneva currently markets three proprietary travel vaccines as well as certain third-party vaccines leveraging the Group’s established commercial infrastructure. Revenues from the growing commercial business help fuel the continued advancement of the vaccine pipeline. This includes the only Lyme disease vaccine candidate in advanced clinical development, which is partnered with Pfizer, as well as vaccine candidates against the Zika virus and other global public health threats.
As at June 30, 2024, the Group’s portfolio includes three commercial vaccines:
▪IXIARO (also marketed as JESPECT), indicated for the prevention of Japanese encephalitis;
▪DUKORAL, indicated for the prevention of cholera, and, in some countries, prevention of diarrhea caused by enterotoxigenic Escherichia coli; and
▪IXCHIQ, Valneva’s single-shot chikungunya vaccine, approved by the U.S. Food & Drug Administration (FDA), the European Medicines Agency (EMA) and by Health Canada.
The Company is registered at 6 rue Alain Bombard, 44800 Saint-Herblain, France. Valneva has operations in Austria, Sweden, the United Kingdom, France, Canada and the United States and around 700 employees worldwide.
Valneva SE is a public company listed on the Euronext Paris (symbol: VLA) and on the The Nasdaq Global Select Market (symbol: VALN).
Significant events of the period and significant agreements
Sale of Priority Review Voucher for $103 million
The Company sold the Priority Review Voucher (PRV) it received from the FDA for $103 million (€95 million) on February 2, 2024.
The Company was awarded a tropical disease PRV in November 2023 following the U.S. FDA’s approval of IXCHIQ, Valneva’s single-dose, live-attenuated vaccine against the chikungunya virus (CHIKV). With this approval, IXCHIQ became the world’s first licensed chikungunya vaccine available to address this unmet medical need.
Valneva will invest proceeds from the sale of the PRV into its R&D projects, including the co-development of its Phase 3 vaccine candidate against Lyme disease, additional clinical trials for its chikungunya vaccine IXCHIQ and the expansion of the Company’s clinical pipeline.
Amendment of the D&O Loan Agreement
On March 18, 2024, Valneva signed an amendment to its loan agreement (the D&O Loan Agreement) with U.S. Healthcare funds Deerfield Management Company and OrbiMed.
Reimbursements of the first $100 million tranche will now start in January 2026 instead of July 2024. Maturity of this first tranche will remain in the first quarter of 2027. The interest-only period has been extended by 18 months. The terms of the second $100 million tranche remain unchanged.
1.2 Group information
The following list shows all subsidiaries held by the Company directly or indirectly:

Name	Country of incorporation	Consolidation Method	Interest held as at
			June 30, 2024	December 31, 2023
Vaccines Holdings Sweden AB	SE	Full Consolidation	100%	100%
Valneva Austria GmbH	AT	Full Consolidation	100%	100%
Valneva Canada Inc.	CA	Full Consolidation	100%	100%
Valneva France SAS	FR	Full Consolidation	100%	100%
Valneva Scotland Ltd.	UK	Full Consolidation	100%	100%
Valneva Sweden AB	SE	Full Consolidation	100%	100%
Valneva UK Ltd.	UK	Full Consolidation	100%	100%
Valneva USA, Inc.	US	Full Consolidation	100%	100%
VBC 3 Errichtungs GmbH	AT	Full Consolidation	100%	100%
The closing date for the consolidated financial statements is December 31 of each year.
The Company’s site in Saint-Herblain (Nantes, France) includes general and administrative functions as well as research and development facilities. Valneva SE also has a site in Lyon which operates commercial activities.
Vaccines Holdings Sweden AB (Solna, Sweden) is the holding company of Valneva Sweden AB, also located in
Solna, which manufactures DUKORAL and commercializes DUKORAL, IXIARO and third-party products such as Moskito Guard and other vaccines in the Nordic countries.
Valneva Austria GmbH (Vienna, Austria) focuses on pre-clinical and clinical development activities of vaccines. The facilities accommodate departments for pre-clinical R&D, technical/clinical product development, quality and regulatory affairs, general and administrative as well as commercial functions. Valneva Austria GmbH commercializes IXIARO, DUKORAL and third-party products such as FLUCELVAX TETRA, FLUAD, Moskito Guard, Rabipur/RabAvert and Encepur.
Valneva Canada Inc., located in Kirkland, Canada, commercializes IXIARO, DUKORAL and third-party products such as KAMRAB and Rabipur.
Valneva France SAS (Lyon, France) commercializes IXIARO, DUKORAL and third-party products such as PreHevbri, Rabipur and Encepur.
Valneva Scotland Ltd. (Livingston, Scotland, United Kingdom) is primarily involved in the production of IXIARO and IXCHIQ.
Valneva UK Ltd. (Fleet, England, United Kingdom) commercializes DUKORAL, IXIARO and third-party products such as PreHevbri, Rabipur in the United Kingdom.
Valneva USA, Inc. (Bethesda, Maryland, USA) focuses on the commercialization of IXIARO and IXCHIQ to the U.S. military and the U.S. private market.
VBC 3 Errichtungs GmbH (Vienna, Austria), owns the administration and research building used by Valneva Austria GmbH.